Consolidated Statements of Change in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 8,492	$ 2,390	$ 27,852,896	$ (35,570,909)	$ (703,259)	$ 3,322	$ (8,407,068)
Balance, shares at Dec. 31, 2022	[1]	16,982,375	4,780,575
Net loss					(7,961,524)		(3,248)	(7,964,772)
Issuance of ordinary shares under a subscription agreement		$ 907		8,166,403				8,167,310
Issuance of ordinary shares under a subscription agreement, shares	[1]	1,814,075
Issuance of ordinary shares through convertible notes conversion		$ 1,277		8,047,343				8,048,620
Issuance of ordinary shares through convertible notes conversion, shares	[1]	2,553,700
Issuance of ordinary shares through exercise of warrants		$ 159		511,269				511,428
Issuance of ordinary shares through exercise of warrants, shares	[1]	317,250
Foreign currency translation adjustment						(203,569)	(260)	(203,829)
Balance at Dec. 31, 2023		$ 10,835	$ 2,390	44,577,911	(43,532,433)	(906,828)	(186)	151,689
Balance, shares at Dec. 31, 2023	[1]	21,667,400	4,780,575
Net loss					(5,884,151)		540	(5,883,611)
Issuance of ordinary shares through exercise of warrants		$ 405		1,336,201				1,336,606
Issuance of ordinary shares through exercise of warrants, shares	[1]	810,425
Foreign currency translation adjustment						43,546	(230)	43,316
Balance at Dec. 31, 2024		$ 11,240	$ 2,390	45,914,112	(49,416,584)	(863,282)	124	(4,352,000)
Balance, shares at Dec. 31, 2024	[1]	22,477,825	4,780,575
Net loss					(11,546,490)		1,316	(11,545,174)
Issuance of ordinary shares through exercise of warrants		$ 82		202,376				202,458
Issuance of ordinary shares through exercise of warrants, shares	[1]	164,713
Foreign currency translation adjustment						(149,200)	(183)	(149,383)
Issuance of ordinary shares through initial public offering		$ 1,500		9,163,837				9,165,337
Issuance of ordinary shares through initial public offering, shares	[1]	3,000,000
Incremental fair value on modification of warrants				1,223,013	(1,223,013)
Issuance of warrants				195,835				195,835
Balance at Dec. 31, 2025		$ 12,822	$ 2,390	$ 56,699,173	$ (62,186,087)	$ (1,012,482)	$ 1,257	$ (6,482,927)
Balance, shares at Dec. 31, 2025	[1]	25,642,538	4,780,575

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B